Income Taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,502	$ 505
(Decrease) increase related to prior year tax positions	(9)	1,502
Decrease related to current year tax positions		(42)
Lapse of statue of limitations		(463)
Balance at end of year	$ 1,493	$ 1,502